ACQUISITIONS (Schedule of Purchase Price Allocation) (Details) (USD $)				0 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 12, 2014 Hamilton Investment Group Inc [Member]	Dec. 31, 2012 AES [Member]	Sep. 27, 2012 AES [Member]	Dec. 31, 2013 AquaTex [Member]	Nov. 12, 2013 AquaTex [Member]
Purchase Price
Cash				$ 9,000,000	$ 250,000		$ 300,000
Stock				2,219,839	552,500		548,604
Working capital adjustment				2,521,628	225,248		(21,853)
Notes					1,300,000		500,000
Total purchase price				13,741,467	2,327,748		1,326,751
Purchase Price Allocation
Cash				2,797,327		205,139		28,038
Accounts receivable				2,291,169		268,347		597,825
Net assets				5,003,667
Accounts payable and accrued liabilities				(367,881)		(37,921)		(568,936)
Intangible asset - customer list				2,380,000				227,000
Goodwill	4,780,577	2,852,107	1,897,380	1,637,185		1,897,380		954,727
Prepaids						11,917
Property and equipment, net						45,120		166,877
Accrued expenses						(15,324)		(78,780)
Sales tax payable						(46,910)
Total purchase price				$ 13,741,467		$ 2,327,748		$ 1,326,751